SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.         SUBSEQUENT EVENTS

On September 12, 2018, the Group entered into an agreement with a third party to acquire a kindergarten in Guangdong province of China. As of December 31, 2018, the closing of acquisition was still in progress and the transaction was completed in January 2019 (see Note 12).

On February 5, 2019, the Company entered into a definitive agreement to acquire the controlling interest of Singapore education group. On March 26, 2019, the Group entered into a series of share purchase agreement to acquired 77% of Singapore education group. The acquisition in Singapore education group was completed in April 2019 (see Note 12).